Note 18 - Restricted Cash	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of restricted cash [text block]
18.	Restricted cash

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Bank guarantee security deposit	608	1,195	1,140

At June 30, 2023, there is a total of $0.6 million ( June 30, 2022, $1.2 million ; June 30, 2021$1.1 million) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.